UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

60 Wall Street, New York, NY 10005

(Address of principal executive offices)	(Zip code)

Alex Depetris

DBX ETF Trust

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-5883

Date of fiscal year end: May 31, 2011

Date of reporting period: August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

SCHEDULE OF INVESTMENTS

db-X MSCI Brazil Currency-Hedged Equity Fund

August 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 46.3%
Basic Materials - 9.9%
Cia Siderurgica Nacional SA	6,000	$58,987
Fibria Celulose SA	1,700	16,595
MMX Mineracao e Metalicos SA*	2,100	10,553
Ultrapar Participacoes SA	2,400	41,716
Usinas Siderurgicas de Minas Gerais SA	1,400	19,577
Vale SA	10,500	293,121

		440,549

Communications - 1.2%
B2W Cia Global Do Varejo	600	6,064
Tele Norte Leste Participacoes SA	600	8,292
Tim Participacoes SA	6,271	38,054

		52,410

Consumer, Cyclical - 2.2%
Brookfield Incorporacoes SA	2,300	10,128
Cia Hering	1,000	21,804
Lojas Renner SA	1,000	37,540
MRV Engenharia e Participacoes SA	2,300	19,216
Rossi Residencial SA	1,400	10,729

		99,417

Consumer, Non-cyclical - 9.3%
Amil Participacoes SA	1,000	11,006
Anhanguera Educacional Participacoes SA	1,000	16,333
BRF - Brasil Foods SA	5,300	102,644
CCR SA	1,900	56,694
Cielo SA	2,000	51,523
Cosan SA Industria e Comercio	1,000	14,888
Diagnosticos da America SA	1,900	19,574
Ecorodovias Infraestrutura e Logistica SA	1,300	11,188
Hypermarcas SA	2,300	19,230
JBS SA*	6,100	16,056
Localiza Rent a Car SA	900	15,417
Marfrig Alimentos SA	1,400	6,745
Natura Cosmeticos SA	1,400	33,164
Souza Cruz SA	3,100	38,441

		412,903

Energy - 9.4%
OGX Petroleo e Gas Participacoes SA*	10,500	75,061
Petroleo Brasileiro SA	24,000	343,589

		418,650

Financial - 1.9%
CETIP SA - Balcao Organizado de Ativos e Derivativos	1,500	23,133
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,400	22,479
Gafisa SA	3,500	16,358
Porto Seguro SA	900	11,194
Sul America SA	1,000	11,119

		84,283

Financials - 8.0%
Banco do Brasil SA	4,700	78,447
Banco Santander Brasil SA	5,200	49,815
BM&FBovespa SA	15,700	92,213
BR Malls Participacoes SA	3,300	36,796
Odontoprev SA	700	12,163
PDG Realty SA Empreendimentos e Participacoes	9,400	45,704
Redecard SA	2,700	41,385

		356,523

Industrial - 1.7%
All America Latina Logistica SA	3,700	21,267
Duratex SA	2,000	13,292
Embraer SA	4,500	28,155
Multiplan Empreendimentos Imobiliarios SA	500	10,409

		73,123

Technology - 0.4%
Totvs SA	900	16,028

Utilities - 2.3%
Centrais Eletricas Brasileiras SA	2,200	22,458
Cia de Saneamento Basico do Estado de Sao Paulo	900	25,650
CPFL Energia SA	1,600	20,775
EDP - Energias do Brasil SA	700	16,820
Tractebel Energia SA	1,000	15,924

		101,627

TOTAL COMMON STOCKS (Cost $2,289,302)		2,055,513

PREFERRED STOCKS - 52.8%
Basic Materials - 12.9%
Braskem SA	1,300	15,369
Gerdau SA	7,000	59,451
Klabin SA	3,600	12,031
Metalurgica Gerdau SA, Class A	2,200	23,577
Suzano Papel e Celulose SA	1,400	8,038
Usinas Siderurgicas de Minas Gerais SA	3,700	27,845
Vale Fertilizantes SA	800	11,966
Vale SA	16,200	411,844

		570,121

Communications - 2.8%
Brasil Telecom SA	2,100	15,764
Tele Norte Leste Participacoes SA	1,900	24,468
Telecomunicacoes de Sao Paulo SA	2,400	75,110
Telemar Norte Leste SA	300	8,441

		123,783

Consumer, Cyclical - 1.0%
Gol Linhas Aereas Inteligentes SA	900	6,841
Lojas Americanas SA	2,500	24,499
TAM SA	600	12,400

		43,740

Consumer, Non-cyclical - 5.4%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	800	32,419
Cia de Bebidas das Americas	6,000	208,619

		241,038

Diversified - 2.5%
Itausa - Investimentos Itau SA	18,700	111,596

Energy - 9.9%
Petroleo Brasileiro SA	33,900	440,813

Financial - 0.3%
Banco do Estado do Rio Grande do Sul	1,400	15,153

Financials - 14.5%
Banco Bradesco SA	15,400	271,065

Bradespar SA	1,800	39,677
Itau Unibanco Holding SA	18,400	332,075

		642,817

Utilities - 3.5%
AES Tiete SA	800	11,247
Centrais Eletricas Brasileiras SA	1,800	23,655
Cia de Transmissao de Energia Electrica Paulista	300	8,806
Cia Energetica de Minas Gerais	3,100	57,330
Cia Energetica de Sao Paulo	1,300	24,328
Cia Paranaense de Energia	800	17,690
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	800	14,121

		157,177

TOTAL PREFERRED STOCKS (Cost $2,625,272)		2,346,238

TOTAL INVESTMENTS - 99.1% (Cost $4,914,574) (a)		4,401,751
Other assets less liabilities - 0.9%		38,373

NET ASSETS - 100.0%		$4,440,124

As of August 31, 2011, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Bank of New York Mellon	10/5/2011	BRL	6,947,000	USD	4,345,406	9,522
Bank of New York Mellon	10/5/2011	USD	18,900	BRL	30,215	(41)
Bank of New York Mellon	10/5/2011	USD	33,700	BRL	53,940	(34)

						$9,447

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2011.

BRL – Brazilian Real

USD – U.S. Dollar

* Non-Income producing securities.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2011, net unrealized depreciation was $512,823 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $49,926 and aggregate gross unrealized depreciation of $562,749.

SCHEDULE OF INVESTMENTS

db-X MSCI Canada Currency-Hedged Equity Fund

August 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.5%
Basic Materials - 23.6%
Agnico-Eagle Mines Ltd.	600	$41,472
Agrium, Inc.	550	47,166
Barrick Gold Corp.	3,650	185,798
Cameco Corp.	1,400	32,495
Centerra Gold, Inc.	600	12,633
Eldorado Gold Corp.	2,000	39,845
First Quantum Minerals Ltd.	1,800	44,279
Franco-Nevada Corp.	500	21,541
Goldcorp, Inc.	2,950	153,630
IAMGOLD Corp.	1,400	28,921
Inmet Mining Corp.	200	12,799
Ivanhoe Mines Ltd. *	1,000	22,986
Kinross Gold Corp.	4,100	71,299
New Gold, Inc. *	1,600	21,730
Osisko Mining Corp. *	1,300	19,009
Pan American Silver Corp.	400	13,140
Potash Corp. of Saskatchewan, Inc.	3,150	181,608
Silver Wheaton Corp.	1,300	51,519
Sino-Forest Corp. * (Hong Kong) (b)	900	—
Teck Resources Ltd., Class B	2,150	95,502
Yamana Gold, Inc.	2,700	42,735

		1,140,107

Communications - 4.4%
BCE, Inc.	900	36,191
Bell Aliant, Inc.	300	8,348
Rogers Communications, Inc., Class B	1,450	56,280
Shaw Communications, Inc., Class B	1,400	32,023
TELUS Corp.	200	11,024
TELUS Corp. - Non Vote,	500	26,218
Thomson Reuters Corp.	1,400	43,302

		213,386

Consumer, Cyclical - 2.8%
Alimentation Couche Tard, Inc., Class B	500	14,638
Canadian Tire Corp. Ltd., Class A	300	16,907
Gildan Activewear, Inc.	400	10,804
Magna International, Inc., Class A	800	30,381
Shoppers Drug Mart Corp.	800	32,488
Tim Hortons, Inc.	600	28,576

		133,794

Consumer, Non-cyclical - 2.7%
Empire Co. Ltd., Class A	150	8,760
George Weston Ltd.	200	13,875
Loblaw Cos. Ltd.	400	15,084
Metro, Inc., Class A	400	19,038
Ritchie Bros Auctioneers, Inc.	300	6,865
Saputo, Inc.	500	20,617
Valeant Pharmaceuticals International, Inc. *	1,050	47,069

		131,308

Energy - 24.9%
ARC Resources Ltd.	1,000	24,814
Athabasca Oil Sands Corp. *	1,100	15,726
Baytex Energy Corp.	400	20,586
Bonavista Energy Corp.	500	13,224
Canadian Natural Resources Ltd.	4,000	151,128
Canadian Oil Sands Ltd.	1,750	41,833
Cenovus Energy, Inc.	2,675	96,697
Crescent Point Energy Corp.	900	40,851
Enbridge, Inc.	2,700	89,605
EnCana Corp.	2,650	67,298
Enerplus Corp.	700	20,493
Husky Energy, Inc.	1,000	24,895
Imperial Oil Ltd.	1,050	43,059
MEG Energy Corp. *	400	19,230
Nexen, Inc.	1,900	40,588
Niko Resources Ltd.	200	11,384
Pacific Rubiales Energy Corp.	900	22,139
Pengrowth Energy Corp.	1,200	13,859
Penn West Petroleum Ltd.	1,700	31,837
Petrobakken Energy Ltd., Class A	325	3,936
Precision Drilling Corp. *	900	12,554
Progress Energy Resources Corp.	700	9,064
Suncor Energy, Inc.	5,700	182,647

Talisman Energy, Inc.	3,700	61,849
Tourmaline Oil Corp. *	450	15,624
TransCanada Corp.	2,550	110,301
Vermilion Energy, Inc.	300	14,024

		1,199,245

Financial - 30.0%
Bank of Montreal	2,360	147,967
Bank of Nova Scotia	3,940	219,390
Brookfield Asset Management, Inc., Class A	2,050	60,916
Brookfield Office Properties, Inc. (United States)	900	15,155
Canadian Imperial Bank of Commerce	1,450	113,122
CI Financial Corp.	600	12,370
Fairfax Financial Holdings Ltd.	75	30,243
Great-West Lifeco, Inc.	1,000	22,465
IGM Financial, Inc.	400	18,103
Industrial Alliance Insurance & Financial Services, Inc.	300	11,001
Intact Financial Corp.	400	22,506
Manulife Financial Corp.	6,400	87,508
National Bank of Canada	600	44,438
Onex Corp.	300	10,645
Power Corp. of Canada	1,300	31,448
Power Financial Corp.	900	24,648
RioCan Real Estate Investment Trust REIT	500	13,055
Royal Bank of Canada	5,230	267,668
Sun Life Financial, Inc.	2,150	58,267
Toronto-Dominion Bank (The)	2,970	234,949

		1,445,864

Industrial - 5.2%
Bombardier, Inc., Class B	5,300	25,815
CAE, Inc.	900	9,870
Canadian National Railway Co.	1,650	121,362
Canadian Pacific Railway Ltd.	600	34,457
Finning International, Inc.	600	15,323
SNC-Lavalin Group, Inc.	550	29,418
Viterra, Inc.	1,400	14,896

		251,141

Technology - 1.7%
CGI Group, Inc., Class A *	900	18,234
Open Text Corp. *	200	11,847
Research In Motion Ltd. *	1,700	54,994

		85,075

Utilities - 1.2%
Canadian Utilities Ltd., Class A	300	18,381
Fortis, Inc.	600	20,010
TransAlta Corp.	800	17,988

		56,379

TOTAL COMMON STOCKS (Cost $4,832,350)		4,656,299

TOTAL INVESTMENTS - 96.5% (Cost $4,832,350) (a)		4,656,299
Other assets less liabilities - 3.5%		166,952

NET ASSETS - 100.0%		$4,823,251

The Fund had the following futures contracts open as of August 31, 2011:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation(1)
S&P/TSX 60 IX Futures	1	$148,555	9/15/2011	($4,020)

				($4,020)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of August 31, 2011.

As of August 31, 2011, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date		Currency To Deliver		Currency To Receive	Unrealized Appreciation (Depreciation)(2)

Bank of New York Mellon	10/5/2011	CAD	4,532,000	USD	4,630,888	7,051

						$7,051

(2)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2011.

CAD - Canadian Dollar

REIT - Real Estate Investment Trust.

USD – U.S. Dollar

* Non-Income producing securities.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2011, net unrealized depreciation was $176,051 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $132,734 and aggregate gross unrealized depreciation of $308,785.

(b) Security is being fair-valued in accordance with procedures adopted by the Board of Directors.

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund

August 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 94.2%
Australia- 7.2%
AMP Ltd.	1,873	$9,117
Australia & New Zealand Banking Group Ltd.	1,091	23,772
BHP Billiton Ltd	1,349	57,394
Caltex Australia Ltd.	200	2,330
Commonwealth Bank of Australia	651	33,698
Crown Ltd.	300	2,683
CSL Ltd.	279	8,412
Iluka Resources Ltd.	200	3,549
Leighton Holdings Ltd.	100	2,175
Macquarie Group Ltd.	286	7,957
MAP Group	700	2,370
Metcash Ltd.	600	2,611
National Australia Bank Ltd.	912	23,262
Newcrest Mining Ltd.	322	13,855
Origin Energy Ltd.	585	8,909
Paladin Energy Ltd. *	700	1,588
QBE Insurance Group Ltd.	536	8,115
Rio Tinto Ltd.	183	14,312
Santos Ltd.	663	8,374
SP AusNet	2,400	2,382
Telstra Corp. Ltd.	3,088	10,007
Wesfarmers Ltd.	522	17,270
Westfield Group REIT	1,067	9,315
Westpac Banking Corp.	1,264	27,993
Woodside Petroleum Ltd.	262	9,903
Woolworths Ltd.	510	13,760

		325,113

Austria - 0.6%
Erste Group Bank AG	300	10,925
Raiffeisen Bank International AG	100	4,141
Verbund AG, Class A	100	3,846
Vienna Insurance Group AG Wiener Versicherung Gruppe	100	4,652
Voestalpine AG	100	3,848

		27,412

Belgium - 0.8%
Anheuser-Busch InBev NV	337	18,601
Bekaert SA	100	5,682
Colruyt SA	100	5,233
Dexia SA *	700	1,638
UCB SA	100	4,462

		35,616

Denmark - 1.0%
AP Moller - Maersk A/S, Class A	1	6,749
Carlsberg A/S, Class B	87	6,514
Danske Bank A/S *	481	7,102
DSV A/S	100	2,091
Novo Nordisk A/S, Class B	176	18,748
Pandora A/S	100	892
TDC A/S	200	1,738

		43,834

Finland - 0.8%
Fortum OYJ	304	8,170
Neste Oil OYJ	100	1,109
Nokia OYJ	1,574	10,124
Nokian Renkaat OYJ	100	3,708
Outokumpu OYJ	200	2,006
Rautaruukki OYJ	100	1,517
Sampo OYJ, Class A	304	8,729
Sanoma OYJ	100	1,507

		36,870

France - 9.3%
Aeroports de Paris	100	8,348
Air France-KLM*	100	980
Air Liquide SA	119	15,455
Alstom SA	166	7,662
AXA SA	731	11,733
BNP Paribas SA	403	20,729
Bureau Veritas SA	100	8,138
Carrefour SA	243	6,472
Cie de St-Gobain	167	8,388
Cie Generale de Geophysique - Veritas*	100	2,532
Cie Generale DES Etablissements Michelin, Class B	110	8,050
Cie Generale d’Optique Essilor International SA	123	9,418
CNP Assurances	100	1,769
Credit Agricole SA	666	6,511
Danone	245	16,722
Dassault Systemes SA	100	8,096
Eramet	7	1,497
Eutelsat Communications SA	100	4,450
France Telecom SA	779	14,883
GDF Suez	520	16,333
Gecina SA REIT	100	11,173
Iliad SA	100	11,980
JCDecaux SA*	100	2,476
Klepierre REIT	100	3,459

Lafarge SA	151	6,283
Lagardere SCA	100	3,416
L’Oreal SA	101	10,962
LVMH Moet Hennessy Louis Vuitton SA	103	17,383
Natixis	500	1,994
Pernod-Ricard SA	100	8,974
PPR	59	9,818
Sanofi	468	34,130
Schneider Electric SA	103	13,718
SCOR SE	100	2,353
Societe BIC SA	100	9,699
Societe Generale SA	267	8,941
Suez Environnement Co	100	1,673
Total SA	889	43,414
Unibail-Rodamco SE REIT	45	9,697
Vallourec SA	47	4,213
Vinci SA	187	9,757
Vivendi SA	520	12,643

		416,322

Germany - 8.6%
Adidas AG	135	9,399
Allianz SE	191	19,648
BASF SE	386	27,450
Bayer AG	347	22,315
Bayerische Motoren Werke AG	139	11,246
Celesio AG	100	1,664
Commerzbank AG *	2,126	6,283
Daimler AG	381	20,582
Deutsche Bank AG (a)	391	15,814
Deutsche Boerse AG *	128	7,420
Deutsche Lufthansa AG	100	1,688
Deutsche Post AG	541	8,257
Deutsche Telekom AG	1,180	14,897
E.ON AG	757	16,531
Fraport AG Frankfurt Airport Services Worldwide	100	6,996
Fresenius Medical Care AG & Co. KGaA	138	9,346
Fresenius SE & Co. KGaA	95	9,815
Hannover Rueckversicherung AG	100	4,719
Henkel AG & Co. KGaA	141	8,329
Hochtief AG	100	7,116
Infineon Technologies AG	881	7,481
K+S AG	126	8,843
Kabel Deutschland Holding AG *	100	5,584
Linde AG	71	10,863
MAN SE	72	6,498
Muenchener Rueckversicherungs AG	79	10,306
RWE AG - Non Vote	100	3,377
RWE AG	181	6,789
SAP AG	387	21,105
Siemens AG	346	35,592
Suedzucker AG	100	3,497
ThyssenKrupp AG	209	7,018
Volkswagen AG	161	25,330
Wacker Chemie AG	49	7,119

		388,917

Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	100	2,053
Hellenic Telecommunications Organization SA	200	1,228
Public Power Corp. SA	200	1,716

		4,997

Hong Kong - 3.1%
AIA Group Ltd	3,200	11,264
Cathay Pacific Airways Ltd	5,000	10,086
Cheung Kong Holdings Ltd	1,000	14,094
CLP Holdings Ltd	1,500	13,902
Galaxy Entertainment Group Ltd.*	1,100	2,764
Hang Lung Properties Ltd	2,600	9,671
Hong Kong Exchanges and Clearing Ltd	500	9,376
Hutchison Whampoa Ltd	1,000	9,610
Kerry Properties Ltd	2,000	8,674
Li & Fung Ltd	2,400	4,329
MTR Corp	3,000	10,063
New World Development Ltd	7,000	8,941
Shangri-La Asia Ltd	900	2,077
Sino Land Co. Ltd	1,400	2,144
Sun Hung KAI Properties Ltd	1,000	14,124
Wheelock & Co. Ltd	3,000	10,534

		141,653

Ireland - 0.8%
CRH PLC	473	8,353
Experian PLC	779	8,879
Shire PLC	323	10,406
WPP PLC	833	8,690

		36,328

Israel - 0.3%
Teva Pharmaceutical Industries Ltd.	368	15,205

		15,205

Italy - 2.1%
A2A SpA	1,400	1,935
Assicurazioni Generali SpA	491	8,867
Autogrill SpA	200	2,480
Banca Monte dei Paschi di Siena SpA	2,100	1,294
Enel Green Power SpA	900	2,073

Enel SpA	2,766	13,491
ENI SpA	1,010	20,307
Intesa Sanpaolo SpA	4,234	6,891
Luxottica Group SpA	100	2,981
Mediaset SpA	500	1,934
Mediobanca SpA	200	1,844
Parmalat SpA	600	1,416
Pirelli & C SpA	200	1,673
Prysmian SpA	100	1,614
Saipem SpA	190	8,513
Telecom Italia SpA	7,145	8,666
Unicredit SpA	5,669	7,665

		93,644

Japan - 19.7%
Astellas Pharma, Inc.	300	11,337
Bridgestone Corp.	500	11,155
Canon, Inc.	500	23,594
Central Japan Railway Co.	1	8,361
Chugai Pharmaceutical Co. Ltd.	100	1,754
Chugoku Electric Power Co., Inc. (The)	200	3,348
Dai-ichi Life Insurance Co. Ltd. (The)	4	4,662
Daiwa Securities Group, Inc.	1,000	4,023
Denso Corp.	300	9,591
Dentsu, Inc.	100	3,156
East Japan Railway Co.	200	12,011
Electric Power Development Co. Ltd.	100	2,812
FamilyMart Co. Ltd.	100	3,697
FANUC Corp.	100	16,645
Hitachi Chemical Co. Ltd.	100	1,744
Hitachi Ltd.	2,000	10,819
Hokkaido Electric Power Co., Inc.	200	3,255
Hokuriku Electric Power Co.	200	3,625
Honda Motor Co. Ltd.	700	22,809
Isetan Mitsukoshi Holdings Ltd.	300	3,060
Isuzu Motors Ltd.	3,000	13,505
ITOCHU Corp.	1,000	10,794
Japan Tobacco, Inc.	3	12,967
JGC Corp.	300	8,558
JSR Corp.	100	1,816
Jupiter Telecommunications Co. Ltd.	1	1,116
JX Holdings, Inc.	1,600	10,187
KDDI Corp.	2	15,004
Kobe Steel Ltd.	5,000	9,354
Komatsu Ltd.	400	10,669
Kuraray Co. Ltd.	500	7,210
Kyocera Corp.	100	9,225
Kyushu Electric Power Co., Inc.	200	3,318
Lawson, Inc.	100	5,453
Makita Corp.	100	4,160
McDonald’s Holdings Co. Japan Ltd.	100	2,667
Mitsubishi Corp.	600	14,437
Mitsubishi Electric Corp.	1,000	10,005
Mitsubishi Estate Co. Ltd.	1,000	16,511
Mitsubishi Gas Chemical Co., Inc.	2,000	14,129
Mitsubishi Heavy Industries Ltd.	2,200	9,352
Mitsubishi Materials Corp.	4,000	11,810
Mitsubishi Tanabe Pharma Corp.	100	1,689
Mitsubishi UFJ Financial Group, Inc.	5,400	24,491
Mitsui & Co. Ltd.	700	12,010
Mizuho Financial Group, Inc.	8,600	13,127
NGK Insulators Ltd.	1,000	15,687
Nintendo Co. Ltd.	100	17,631
Nippon Electric Glass Co. Ltd.	1,000	10,184
Nippon Steel Corp.	4,000	12,061
Nippon Telegraph & Telephone Corp.	300	14,046
Nissan Motor Co. Ltd.	1,100	10,115
Nissin Foods Holdings Co. Ltd.	100	3,866
Nitori Holdings Co. Ltd.	100	10,252
Nomura Holdings, Inc.	2,100	8,846
NTT DoCoMo, Inc.	6	10,938
Odakyu Electric Railway Co. Ltd.	2,000	17,863
Oriental Land Co. Ltd.	100	9,932
Otsuka Holdings Co. Ltd.	400	10,413
Panasonic Corp.	900	9,566
Rinnai Corp.	100	7,785
Sankyo Co. Ltd.	100	5,134
Sega Sammy Holdings, Inc.	100	2,324
Sekisui Chemical Co. Ltd.	2,000	17,237
Sekisui House Ltd.	2,000	18,062
Seven & I Holdings Co. Ltd.	400	10,618
Shikoku Electric Power Co., Inc.	100	2,478
Shimamura Co. Ltd.	100	9,995
Shin-Etsu Chemical Co. Ltd.	200	10,145
Shizuoka Bank Ltd. (The)	1,000	9,856
SMC Corp.	100	15,849
Softbank Corp.	400	13,298
Sony Corp.	400	8,783
Sony Financial Holdings, Inc.	100	1,580
Sumco Corp.*	100	1,196
Sumitomo Corp.	800	10,485
Sumitomo Mitsui Financial Group, Inc.	600	17,765
Taisho Pharmaceutical Co. Ltd.	400	9,299
Takeda Pharmaceutical Co. Ltd.	300	14,530

Toho Gas Co. Ltd.	3,000	17,713
Tohoku Electric Power Co., Inc.	200	2,658
Tokio Marine Holdings, Inc.	400	10,918
Tokyo Electric Power Co., Inc. (The)	900	4,616
Toppan Printing Co. Ltd.	2,000	14,949
Toshiba Corp.	3,000	13,092
Toyo Seikan Kaisha Ltd.	200	3,221
Toyota Industries Corp.	100	2,846
Toyota Motor Corp.	1,200	43,230
Toyota Tsusho Corp.	100	1,674
Unicharm Corp.	100	4,751
Yakult Honsha Co. Ltd.	100	2,919

		885,428

Luxembourg - 0.2%
Arcelormittal	361	7,941

		7,941

Macau - 0.1%
Sands China Ltd. *	1,000	3,118
Wynn Macau Ltd. *	800	2,599

		5,717

Mauritius - 0.0%
Essar Energy PLC *	300	1,229

		1,229

Mexico - 0.1%
Fresnillo PLC	100	3,408

		3,408

Netherlands - 4.4%
Akzo Nobel NV	140	7,120
ASML Holding NV	262	9,231
European Aeronautic Defence and Space Co. NV	320	10,134
Fugro NV	100	6,044
Heineken NV	165	8,259
ING Groep NV *	1,609	13,962
Koninklijke Ahold NV	703	8,187
Koninklijke KPN NV	683	9,659
Koninklijke Philips Electronics NV	414	8,757
Randstad Holding NV	100	3,430
Royal Dutch Shell PLC, Class A	1,497	50,077
Royal Dutch Shell PLC, Class B	1,133	38,128
SBM Offshore NV	100	2,076
TNT Express NV	200	1,870
Unilever NV	684	23,183

		200,117

New Zealand - 0.1%
Contact Energy Ltd. *	500	2,305

		2,305

Norway - 0.7%
AKER Solutions ASA	100	1,300
DNB NOR ASA	670	8,093
Statoil ASA	469	11,269
Telenor ASA	602	10,049

		30,711

Portugal - 0.1%
Galp Energia SGPS SA, Class B	100	1,991
Jeronimo Martins SGPS SA	100	1,864

		3,855

Singapore - 3.7%
City Developments Ltd.	2,000	16,723
DBS Group Holdings Ltd.	1,000	11,006
Global Logistic Properties Ltd. *	7,000	9,714
Golden Agri-Resources Ltd.	19,000	10,407
Hutchison Port Holdings Trust, Class U	12,000	8,290
Jardine Cycle & Carriage Ltd.	300	11,165
Olam International Ltd.	5,000	10,763
Oversea-Chinese Banking Corp. Ltd.	2,000	14,549
SembCorp Industries Ltd.	3,000	10,743
SembCorp Marine Ltd.	3,000	10,159
Singapore Exchange Ltd.	2,000	11,645
Singapore Technologies Engineering Ltd.	5,000	12,207
Singapore Telecommunications Ltd.	5,000	12,921
United Overseas Bank Ltd.	1,000	15,405

		165,697

Spain - 3.2%
Acciona SA	100	9,352
Amadeus It Holding SA, Class A	100	1,993
Banco Bilbao Vizcaya Argentaria SA	1,793	16,269
Banco Popular Espanol SA	400	2,084
Banco Santander SA	3,546	32,764
Distribuidora Internacional de Alimentacion SA *	243	1,047
EDP Renovaveis SA *	400	2,394
Enagas SA	100	2,096
Ferrovial SA	200	2,499
Grifols SA *	100	2,052
Iberdrola SA	1,741	12,806
Inditex SA	112	9,518
Mapfre SA	600	2,053
Repsol YPF SA	333	9,584
Telefonica SA	1,726	35,884
Zardoya Otis SA	100	1,509

		143,904

Sweden - 2.2%
Atlas Copco AB, Class A	389	8,766
Boliden AB	100	1,373

Hennes & Mauritz AB, Class B	430	13,396
Husqvarna AB, Class B	300	1,566
Modern Times Group AB, Class B	100	5,158
Nordea Bank AB	1,104	10,172
Sandvik AB	536	7,127
Skandinaviska Enskilda Banken AB, Class A	1,144	6,769
Svenska Handelsbanken AB, Class A	303	8,301
Swedbank AB, Class A	562	7,726
Telefonaktiebolaget LM Ericsson, Class B	1,265	14,197
Teliasonera AB	1,309	9,336
Volvo AB, Class B	579	7,193

		101,080

Switzerland - 9.4%
ABB Ltd.	921	19,642
Baloise Holding AG	100	8,868
Cie Financiere Richemont SA	219	12,661
Credit Suisse Group AG	473	13,564
Glencore International PLC	300	2,052
Holcim Ltd.	129	8,134
Nestle SA	1,456	90,089
Novartis AG	981	57,240
Pargesa Holding SA	100	8,181
Roche Holding AG	295	51,585
Schindler Holding AG	100	12,192
Sika AG	1	2,256
Sonova Holding AG	100	8,524
Sulzer AG	100	13,492
Swatch Group AG (The)	21	9,554
Swiss Life Holding AG	100	13,751
Swiss Re AG	176	9,232
Swiss Reinsurance Co. Ltd.	169	8,779
Syngenta AG	40	12,662
Transocean Ltd.	153	8,500
UBS AG *	1,529	22,107
Xstrata PLC	872	15,144
Zurich Financial Services AG	61	13,743

		421,952

United Kingdom - 15.6%
Admiral Group PLC	100	2,216
Anglo American PLC	555	22,998
ARM Holdings PLC	1,052	9,651
AstraZeneca PLC	585	27,701
Aviva PLC	1,436	7,913
BAE Systems PLC	1,887	8,420
Barclays PLC	4,863	13,436
BG Group PLC	1,424	30,709
BHP Billiton PLC	917	31,211
BP PLC	7,899	51,557
British American Tobacco PLC	839	37,328
British Sky Broadcasting Group PLC	733	7,856
BT Group PLC, Class A	3,262	9,047
Centrica PLC	2,166	10,495
Compass Group PLC	1,038	9,257
Diageo PLC	1,052	21,138
Eurasian Natural Resources Corp. PLC	200	2,202
GlaxoSmithKline PLC	2,179	46,390
HSBC Holdings PLC	7,440	64,802
Imperial Tobacco Group PLC	428	14,159
Kazakhmys PLC	100	1,762
Lloyds Banking Group PLC *	17,162	9,361
National Grid PLC	1,474	14,850
Pearson PLC	536	9,688
Prudential PLC	1,070	10,778
Reckitt Benckiser Group PLC	259	13,739
Rexam PLC	400	2,296
Rio Tinto PLC	608	37,063
Rolls-Royce Holdings PLC *	975	10,096
Royal Bank of Scotland Group PLC *	14,747	5,797
SABMiller PLC	400	14,472
Scottish & Southern Energy PLC	447	9,414
Severn Trent PLC	100	2,380
Standard Chartered PLC	987	22,422
Tesco PLC	3,381	20,782
TUI Travel PLC	700	1,736
Tullow Oil PLC	465	8,101
Unilever PLC	539	18,086
Vedanta Resources PLC	100	2,274
Vodafone Group PLC	21,756	57,093
Whitbread PLC	100	2,439

		703,115

TOTAL COMMON STOCKS (Cost $4,711,451)		4,242,370

TOTAL INVESTMENTS - 94.2% (Cost $4,711,451) (b)		4,242,370
Other assets less liabilities - 5.8%		259,483

NET ASSETS - 100.0%		$4,501,853

INDUSTRY BREAKDOWN AS OF AUGUST 31, 2011

(Unaudited)

	Value	% of Net Assets
Financial	$963,879	21.4%
Consumer, Non-cyclical	836,912	18.6
Consumer, Cyclical	538,686	12.0
Industrial	506,362	11.3
Basic Materials	406,898	9.0
Communications	352,669	7.8
Energy	339,310	7.5
Utilities	188,314	4.2
Technology	82,347	1.8
Diversified	26,993	0.6

TOTAL INVESTMENTS	4,242,370	94.2
Other assets less liabilities	259,483	5.8

NET ASSETS - 100.0%	$4,501,853	100.0%

The Fund had the following futures contracts open as of August 31, 2011:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation (1)
E-mini MSCI EAFE Futures	3	$227,970	9/16/2011	($24,720)

				($24,720)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of August 31, 2011.

As of August 31, 2011, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(2)
Bank of New York Mellon	10/4/2011	HKD	$1,184,000	USD	$152,042	($79)
Bank of New York Mellon	10/5/2011	AUD	323,000	USD	344,428	765
Bank of New York Mellon	10/5/2011	CHF	332,000	USD	412,048	(347)
Bank of New York Mellon	10/5/2011	DKK	232,000	USD	44,823	106
Bank of New York Mellon	10/5/2011	EUR	920,000	USD	1,324,063	3,078
Bank of New York Mellon	10/5/2011	GBP	543,000	USD	883,807	2,707
Bank of New York Mellon	10/5/2011	ILS	58,000	USD	16,288	18
Bank of New York Mellon	10/5/2011	JPY	71,232,000	USD	931,735	1,184
Bank of New York Mellon	10/5/2011	NOK	174,000	USD	32,469	97
Bank of New York Mellon	10/5/2011	NZD	3,000	USD	2,556	7
Bank of New York Mellon	10/5/2011	SEK	669,000	USD	105,593	306
Bank of New York Mellon	10/5/2011	SGD	199,000	USD	165,543	277

						$8,119

(2)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2011.

AUD - Australian Dollar

CHF - Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Pound Sterling

HKD - Hong Kong Dollar

ILS – Israeli New Shekel

JPY - Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK - Swedish Krona

SGD - Ssingapore Dollar

USD – U.S. Dollar

*	Non-Income producing securities.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	Fair Value 5/31/2011	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Fair Vale 8/31/2011	Interest Income
Deutsche Bank AG (Common Stock)	$-	$22,589	$-	$(6,775)	$-	$15,814	$-

Total Investments in Affiliates	$-	$22,589	$-	$(6,775)	$-	$15,814	$-

(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2011, net unrealized depreciation was $469,081 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $42,187 and aggregate gross unrealized depreciation of $511,268.

SCHEDULE OF INVESTMENTS

db-X MSCI Emerging Markets Currency-Hedged Equity Fund

August 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 86.3%
Brazil - 6.5%
Amil Participacoes SA	300	$3,302
B2W Cia Global Do Varejo	200	2,021
Banco do Brasil SA	700	11,684
Banco Santander Brasil SA	1,000	9,580
BM&FBovespa SA	2,300	13,509
BR Malls Participacoes SA	900	10,035
BRF - Brasil Foods SA	800	15,493
CCR SA	400	11,936
Cia Siderurgica Nacional SA	900	8,848
Cielo SA	400	10,305
Cosan SA Industria e Comercio	200	2,978
Duratex SA	400	2,658
EcoRodovias Infraestrutura e Logistica SA	400	3,442
EDP - Energias do Brasil SA	100	2,403
Embraer SA	1,300	8,134
JBS SA *	900	2,369
Localiza Rent a Car SA	200	3,426
Multiplan Empreendimentos Imobiliarios SA	100	2,082
Natura Cosmeticos SA	400	9,475
Odontoprev SA	200	3,475
OGX Petroleo e Gas Participacoes SA *	1,500	10,723
PDG Realty SA Empreendimentos e Participacoes	1,700	8,266
Petroleo Brasileiro SA	3,600	51,537
Redecard SA	700	10,729
Souza Cruz SA	900	11,160
Totvs SA	200	3,562
Tractebel Energia SA	200	3,185
Ultrapar Participacoes SA	600	10,429
Usinas Siderurgicas de Minas Gerais SA	200	2,797
Vale SA	1,600	44,666

		294,209

Chile - 1.7%
AES Gener SA	5,200	3,166
Banco de Credito e Inversiones	101	6,044
Cencosud SA	1,355	8,583
Colbun SA	10,500	2,893
Corpbanca	190,700	2,921
E.CL SA	1,100	3,063
Empresa Nacional de Electricidad SA	5,337	9,221
Empresas CMPC SA	195	8,451
Empresas COPEC SA	543	8,450
Enersis SA	22,969	9,206
ENTEL Chile SA	200	4,379
Sociedad Quimica y Minera de Chile SA, Class B	165	10,577

		76,954

China - 13.1%
Agile Property Holdings Ltd.	1,800	2,445
Agricultural Bank of China Ltd., Class H	20,000	9,648
Air China Ltd., Class H	3,100	3,137
Alibaba.com Ltd. *	6,000	6,371
Angang Steel Co. Ltd., Class H	2,900	2,274
Anhui Conch Cement Co. Ltd., Class H	2,500	10,504
Anta Sports Products Ltd.	6,000	8,192
Bank of China Ltd., Class H	70,000	29,033
Bank of Communications Co. Ltd., Class H *	11,000	8,207
Byd Co. Ltd., Class H *	3,500	7,332
China Coal Energy Co., Class H	8,000	10,770
China Construction Bank Corp., Class H *	57,000	42,421
China Life Insurance Co. Ltd., Class H	9,000	22,814
China Longyuan Power Group Corp., Class H	10,000	9,114
China Merchants Bank Co. Ltd., Class H	4,500	9,635
China National Building Material Co. Ltd., Class H	6,000	10,126
China Pacific Insurance Group Co. Ltd., Class H	2,400	9,404
China Petroleum & Chemical Corp., Class H	20,000	19,731

China Rongsheng Heavy Industries Group Holdings Ltd.	17,000	6,914
China Shanshui Cement Group Ltd.	10,000	9,931
China Shenhua Energy Co. Ltd., Class H	4,000	18,622
China Telecom Corp. Ltd., Class H	18,000	11,837
China Yurun Food Group Ltd.	3,000	6,847
China Zhongwang Holdings, Ltd.	7,100	3,126
CNOOC Ltd.	21,000	42,583
Country Garden Holdings Co.	23,000	10,199
Dongfeng Motor Group Co. Ltd., Class H	6,000	9,614
ENN Energy Holdings Ltd.	900	3,093
Fosun International Ltd.	12,500	8,718
Golden Eagle Retail Group Ltd.	4,000	10,070
Hengan International Group Co. Ltd.	1,500	12,836
Industrial & Commercial Bank of China, Class H	73,000	48,164
Intime Department Store Group Co. Ltd.	1,700	2,686
Longfor Properties Co. Ltd.	7,000	10,148
Parkson Retail Group Ltd.	7,000	9,400
PetroChina Co. Ltd., Class H	26,000	33,191
Ping An Insurance Group Co., Class H	2,000	16,040
Renhe Commercial Holdings Co., Ltd.	17,400	3,433
Sany Heavy Equipment International Holdings Co. Ltd.	2,800	2,789
Shimao Property Holdings Ltd.	8,000	8,443
Sinopharm Group Co., Class H	900	2,174
Soho China Ltd.	12,000	10,637
Tencent Holdings Ltd.	1,200	28,631
Tingyi Cayman Islands Holding Corp.	4,000	11,281
Want Want China Holdings Ltd.	11,000	9,130
Wumart Stores, Inc., Class H	5,000	12,510
Yanzhou Coal Mining Co. Ltd., Class H	4,000	11,654

		595,859

Colombia - 0.8%
Almacenes Exito SA	200	2,639
BanColombia SA, ADR	200	13,156
Cementos Argos SA	500	3,121
Ecopetrol SA, ADR	200	8,744
Grupo de Inversiones Suramericana SA	450	8,975

		36,635

Czech Republic - 0.3%
CEZ AS	200	9,386
Telefonica Czech Republic AS	100	2,554

		11,940

Egypt - 0.2%
Orascom Construction Industries	222	8,967

		8,967

Hong Kong - 3.7%
Belle International Holdings Ltd., Class A	5,000	10,281
Brilliance China Automotive Holdings Ltd. *	3,400	4,148
China Mobile Ltd.	7,000	71,510
China Overseas Land & Investment Ltd.	6,000	12,789
China Resources Cement Holdings Ltd.	3,300	3,110
China State Construction International Holdings Ltd.	2,900	2,316
China Unicom Hong Kong Ltd.	8,000	16,765
Guangdong Investment Ltd.	6,100	3,703
Lee & Man Paper Manufacturing Ltd.	17,000	7,782
Minmetals Resources Ltd. *	4,000	2,387
Nine Dragons Paper Holdings Ltd.	11,000	7,916
Poly Hong Kong Investments Ltd.	15,000	8,872
Shanghai Industrial Holdings Ltd.	3,000	9,848
Shougang Fushan Resources Group Ltd	4,900	2,325
Sinofert Holdings Ltd.	6,700	2,087

		165,839

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC *	78	7,189
OTP Bank PLC	304	6,642

		13,831

India - 6.5%
Axis Bank Ltd., GDR	300	7,145
Dr Reddys Laboratories Ltd., ADR	600	19,710
HDFC Bank Ltd., ADR	1,000	33,360
ICICI Bank Ltd., ADR	1,000	39,361
Infosys Ltd., ADR	500	25,810

Larsen & Toubro Ltd., GDR	1,800	63,494
Reliance Industries Ltd., GDR 144A	1,200	41,450
Satyam Computer Services Ltd., ADR *	1,500	4,185
Sterlite Industries India Ltd., ADR	2,400	27,816
Tata Motors Ltd., ADR	700	11,641
Wipro Ltd., ADR	1,900	18,962

		292,934

Indonesia - 3.4%
Astra Agro Lestari Tbk PT	4,000	10,387
Astra International Tbk PT	2,500	20,054
Bank Central Asia Tbk PT	14,500	13,987
Bank Danamon Indonesia Tbk PT	14,000	8,802
Bank Mandiri Tbk PT	12,500	10,384
Bank Rakyat Indonesia Persero Tbk PT	13,500	10,806
Charoen Pokphand Indonesia Tbk PT	44,500	14,880
Indo Tambangraya Megah PT	2,000	10,453
Indosat Tbk PT	16,500	10,426
Kalbe Farma Tbk PT	25,000	10,535
Perusahaan Gas Negara PT	21,500	7,737
Telekomunikasi Indonesia Tbk PT	12,000	10,368
United Tractors Tbk PT	4,000	11,404
XL Axiata Tbk PT	4,400	2,671

		152,894

Malaysia - 2.6%
AirAsia BHD	3,100	3,497
British American Tobacco Malaysia Bhd	200	2,943
CIMB Group Holdings Bhd	5,800	13,888
Genting Bhd	2,800	8,925
Hong Leong Bank Bhd	700	2,901
IOI Corp. Bhd	5,700	8,701
Lafarge Malayan Cement Bhd	1,300	2,897
Malayan Banking Bhd	3,900	11,484
Malaysia Marine and Heavy Engineering Holdings Bhd *	1,200	2,656
MMC Corp. Bhd	3,300	2,820
Petronas Chemicals Group Bhd	4,300	9,088
Petronas Dagangan BHD	600	3,567
PLUS Expressways Bhd	2,100	3,069
Public Bank Bhd	2,300	10,122
RHB Capital Bhd	900	2,521
Sime Darby Bhd	3,300	9,795
Telekom Malaysia Bhd	2,400	3,356
Tenaga Nasional Bhd	4,400	7,797
Umw Holdings Bhd	1,300	3,180
YTL Corp. Bhd	5,900	2,585
YTL Power International Bhd	4,300	2,734

		118,526

Mexico - 4.0%
America Movil SAB de CV	47,000	60,186
Cemex SAB de CV *	12,200	6,575
Coca-Cola Femsa SAB de CV	400	3,962
Fomento Economico Mexicano SAB de CV	2,300	15,601
Grupo Carso SAB de CV	900	2,287
Grupo Financiero Banorte SAB de CV, Class O	2,200	8,906
Grupo Financiero Inbursa SA, Class O	4,200	8,527
Grupo Mexico SAB de CV	4,600	15,655
Grupo Televisa SA	2,800	12,434
Industrias Penoles SAB de CV	270	13,020
Minera Frisco SAB de CV *	800	3,488
Telefonos de Mexico SAB de CV, Class L	11,900	10,185
Wal-Mart de Mexico SAB de CV	7,500	20,120

		180,946

Peru - 0.3%
Cia de Minas Buenaventura SA, Class B, ADR	300	14,049

		14,049

Philippines - 0.7%
Aboitiz Power Corp.	4,600	3,270
Ayala Land, Inc.	8,700	3,288
Banco de Oro Unibank, Inc.	2,300	3,207
Bank of the Philippine Islands	2,300	3,149
Energy Development Corp.	20,200	2,995
Manila Electric Co.	500	3,112

Metropolitan Bank & Trust	1,900	3,294
Philippine Long Distance Telephone Co.	100	5,599
SM Investments Corp.	200	2,562

		30,476

Poland - 1.6%
Bank Pekao SA	163	8,384
Enea SA	400	2,437
Globe Trade Centre SA *	400	1,676
Grupa Lotos SA *	200	2,140
KGHM Polska Miedz SA	167	10,134
PGE SA	1,094	7,832
Polski Koncern Naftowy Orlen S.A. *	521	7,178
Powszechna Kasa Oszczednosci Bank Polski SA	746	9,409
Powszechny Zaklad Ubezpieczen SA *	70	8,616
Synthos SA	1,600	2,898
Tauron Polska Energia, SA	1,300	2,407
Telekomunikacja Polska SA	1,489	8,936

		72,047

Russia - 6.4%
Gazprom OAO, ADR	2,900	36,035
LSR Group, GDR	3,300	16,483
LUKOIL OAO, ADR	700	41,790
Magnit OJSC, GDR	328	7,784
Mechel, ADR	400	7,544
MMC Norilsk Nickel OJSC, ADR	700	17,395
Mobile Telesystems OJSC, ADR	800	13,544
Novatek OAO, GDR	139	18,896
Novolipetsk Steel OJSC, GDR	297	9,059
Polymetal JSC, GDR *	1,500	32,849
Rosneft Oil Co., GDR	6,000	47,251
Sistema JSFC, GDR	384	7,120
Surgutneftegas OJSC, ADR	1,300	10,985
Tatneft, ADR	200	6,789
TMK OAO, GDR	532	6,697
VTB Bank OJSC, GDR	2,200	11,413

		291,634

South Africa - 7.9%
AngloGold Ashanti Ltd., ADR	1,800	80,748
Gold Fields Ltd., ADR	4,200	69,594
Harmony Gold Mining Co. Ltd., ADR	3,000	40,110
Impala Platinum Holdings Ltd., ADR	1,700	43,877
Sappi Ltd., ADR *	6,500	24,440
Sasol Ltd., ADR	2,100	101,052

		359,821

South Korea - 12.9%
Cheil Industries, Inc.	81	7,417
Daewoo Engineering & Construction Co. Ltd. *	300	3,145
Daewoo International Corp.	100	3,329
DGB Financial Group, Inc. *	200	2,906
Doosan Corp. *	26	3,322
Doosan Heavy Industries and Construction Co. Ltd.	100	5,182
Doosan Infracore Co. Ltd. *	100	2,061
Hana Financial Group, Inc.	280	9,498
Hanjin Heavy Industries & Construction Co. Ltd. *	100	2,135
Hanwha Corp.	100	3,794
Honam Petrochemical Corp.	28	9,449
Hynix Semiconductor, Inc.	600	10,836
Hyundai Department Store Co. Ltd.	18	3,054
Hyundai Engineering & Construction Co. Ltd.	129	8,658
Hyundai Heavy Industries Co. Ltd.	50	16,396
Hyundai Merchant Marine Co. Ltd.	100	2,546
Hyundai Mipo Dockyard	18	2,332
Hyundai Mobis	81	25,825
Hyundai Motor Co.	184	35,332
Hyundai Steel Co.	92	9,431
Hyundai Wia Corp. *	23	3,122
Kangwon Land, Inc.	100	2,618
KB Financial Group, Inc.	392	16,261
KIA Motors Corp.	285	19,039
Korea Electric Power Corp. *	380	8,067
Korea Exchange Bank	400	3,046

Korea Gas Corp.	100	3,215
Korea Kumho Petrochemical	14	2,417
Korea Life Insurance Co. Ltd.	400	2,371
Korean Air Lines Co. Ltd.	100	5,466
KT&G Corp.	165	10,636
LG Chem Ltd.	55	19,671
LG Corp.	133	7,887
LG Display Co. Ltd.	320	6,336
LG Electronics, Inc.	117	7,363
LG Uplus Corp.	600	2,818
Lotte Shopping Co. Ltd.	22	9,049
LS Corp.	100	8,750
NHN Corp. *	57	11,183
OCI Co. Ltd.	26	7,654
POSCO	78	29,679
Samsung C&T Corp.	149	10,756
Samsung Card Co.	100	4,865
Samsung Electro-Mechanics Co. Ltd.	117	7,458
Samsung Electronics Co. Ltd.	133	93,397
Samsung Engineering Co. Ltd.	44	10,018
Samsung Fire & Marine Insurance Co. Ltd.	49	10,608
Samsung Heavy Industries Co. Ltd.	240	7,904
Samsung Life Insurance Co. Ltd.	117	9,359
Samsung SDI Co. Ltd.	66	8,747
Shinhan Financial Group Co. Ltd.	510	21,554
SK C&C Co. Ltd.	25	3,334
SK Holdings Co. Ltd.	53	8,243
SK Innovation Co Ltd	72	11,536
SK Networks Co. Ltd.	300	3,264
S-Oil Corp.	74	8,528
Woongjin Coway Co. Ltd.	100	3,768
Woori Finance Holdings Co. Ltd.	790	8,857

		585,492

Taiwan - 9.9%
Advanced Semiconductor Engineering, Inc., ADR	10,703	48,056
AU Optronics Corp., ADR	10,600	49,820
Chunghwa Telecom Co. Ltd., ADR	2,400	83,448
Hon Hai Precision Industry Co. Ltd., GDR	21,550	109,396
Siliconware Precision Industries Co., ADR	8,100	37,179
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,900	82,593
United Microelectronics Corp., ADR	18,300	36,417

		446,909

Thailand - 1.9%
Bangkok Bank PCL, NVDR	2,600	14,127
Bank of Ayudhya PCL, NVDR	3,400	2,900
Indorama Ventures PCL, NVDR	2,200	2,831
IRPC PCL, Siam Commercial Bank PCL, NVDR	16,900	2,723
Kasikornbank PCL, NVDR	3,400	14,442
Krung Thai Bank PCL, NVDR	5,200	3,317
PTT Aromatics & Refining PCL, NVDR	2,500	2,859
PTT Chemical PCL, NVDR	600	2,738
PTT Exploration & Production PCL, NVDR	1,800	10,535
PTT PCL, NVDR	1,000	10,996
Siam Commercial Bank PCL, NVDR	2,900	11,534
Thai Airways International PCL, NVDR	2,800	2,376
Thai Oil PCL, NVDR	1,300	2,911

		84,289

Turkey - 1.3%
Akbank TAS	2,182	8,221
Arcelik AS	600	2,125
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,700	2,232
Enka Insaat ve Sanayi AS	1,000	2,314
Eregli Demir ve Celik Fabrikalari TAS	1,200	2,345
Haci OMER Sabanci Holding AS	700	2,532
Turk Hava Yollari *	1,320	1,840
Turk Telekomunikasyon AS	600	2,743
Turkcell Iletisim Hizmetleri AS *	1,768	7,934
Turkiye Garanti Bankasi AS	2,508	9,287
Turkiye Halk Bankasi AS	400	2,526
Turkiye Is Bankasi, Class C	3,168	8,252
Turkiye Vakiflar Bankasi Tao, Class D	1,300	2,381

Yapi ve Kredi Bankasi AS *	1,200	2,410

		57,142

Ukraine - 0.0%
Kernel Holding SA *	100	2,277

		2,277

United States - 0.3%
Southern Copper Corp.	400	13,508

		13,508

TOTAL COMMON STOCKS (Cost $4,368,638)		3,907,178

PREFERRED STOCKS - 7.6%
Brazil - 7.3%
AES Tiete SA	200	2,812
Banco Bradesco SA	2,300	40,484
Bradespar SA	500	11,021
Braskem SA	200	2,364
Cia de Bebidas das Americas	900	31,293
Cia de Transmissao de Energia Electrica Paulista	100	2,935
Cia Energetica de Minas Gerais	600	11,096
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	100	1,765
Gerdau SA	1,000	8,493
Itau Unibanco Holding SA	2,700	48,729
Itausa - Investimentos Itau SA	2,800	16,710
Klabin SA	900	3,008
Petroleo Brasileiro SA	5,100	66,317
Suzano Papel e Celulose SA	400	2,297
Telecomunicacoes de Sao Paulo SA	500	15,648
Telemar Norte Leste SA	100	2,814
Vale SA	2,500	63,556

		331,342

South Korea - 0.3%
Samsung Electronics Co. Ltd.	25	12,856

		12,856

TOTAL PREFERRED STOCKS (Cost $383,292)		344,198

TOTAL INVESTMENTS - 93.9% (Cost $4,751,930) (a)		4,251,376
Other assets less liabilities - 6.1%		278,173

NET ASSETS - 100.0%		$4,529,549

INDUSTRY BREAKDOWN AS OF AUGUST 31, 2011
(Unaudited)
	Value	% of Net Assets
Financials	$889,649	19.6%
Basic Materials	709,725	15.7
Energy	678,350	15.0
Industrial	442,298	9.8
Communications	415,481	9.2
Technology	377,187	8.3
Consumer, Cyclical	280,977	6.2
Consumer, Non-cyclical	266,515	5.9
Utilities	115,827	2.5
Diversified	75,367	1.7

TOTAL INVESTMENTS	4,251,376	93.9
Other assets less liabilities	278,173	6.1

NET ASSETS - 100.0%	$4,529,549	100.0%

The Fund had the following futures contracts open as of August 31, 2011:

	Number of		Expiration	Unrealized
Contract Description	Contracts	Contract Value	Date	Depreciation(1)
E-mini MSCI Emerging Markets Index Futures	5	$259,475	9/16/2011	($19,205)

				($19,205)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of August 31, 2011.

As of August 31, 2011, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(2)
Bank of New York Mellon	10/4/2011	HKD	$6,168,000	USD	$792,057	($413)
Bank of New York Mellon	10/4/2011	USD	5,500	HKD	42,804	1
Bank of New York Mellon	10/5/2011	BRL	1,047,000	USD	654,907	1,435
Bank of New York Mellon	10/5/2011	CLP	37,550,000	USD	81,413	388
Bank of New York Mellon	10/5/2011	COP	69,328,000	USD	38,861	(42)
Bank of New York Mellon	10/5/2011	CZK	214,000	USD	12,773	27
Bank of New York Mellon	10/5/2011	EGP	57,000	USD	9,504	10
Bank of New York Mellon	10/5/2011	HUF	2,751,000	USD	14,565	67
Bank of New York Mellon	10/5/2011	IDR	1,438,366,000	USD	167,837	(155)
Bank of New York Mellon	10/5/2011	INR	14,136,000	USD	307,994	1,694
Bank of New York Mellon	10/5/2011	KRW	667,873,000	USD	624,601	65
Bank of New York Mellon	10/5/2011	MAD	4,000	USD	507	1
Bank of New York Mellon	10/5/2011	MXN	2,360,000	USD	190,544	(161)
Bank of New York Mellon	10/5/2011	MYR	379,000	USD	127,597	816
Bank of New York Mellon	10/5/2011	PHP	1,353,000	USD	31,850	(139)
Bank of New York Mellon	10/5/2011	PLN	223,000	USD	77,090	(86)
Bank of New York Mellon	10/5/2011	RUB	7,943,000	USD	274,163	188
Bank of New York Mellon	10/5/2011	THB	2,613,000	USD	86,934	27
Bank of New York Mellon	10/5/2011	TRY	103,000	USD	59,633	(60)
Bank of New York Mellon	10/5/2011	TWD	13,391,000	USD	461,732	(111)
Bank of New York Mellon	10/5/2011	USD	834	EGP	5,000	(1)
Bank of New York Mellon	10/5/2011	USD	11,755	IDR	100,685,000	4
Bank of New York Mellon	10/5/2011	USD	1,500	MXN	18,503	(5)
Bank of New York Mellon	10/5/2011	USD	3,000	ZAR	21,129	5
Bank of New York Mellon	10/5/2011	ZAR	2,562,000	USD	364,295	(131)
Bank of New York Mellon	10/5/2011	ZAR	76,065	USD	10,800	(20)

						$3,404

(2)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2011.

ADR - American Depositary Receipt.

BRL - Brazilian Real

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Kronua

EGP - Egyptian Pound

GDR - Global Depositary Receipt.

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MAD - Moroccan Dirham

MXN - Mexican Peso

MYR - Malaysian Ringgit

NVDR - Non Voting Depositary Receipt

PHP - Philippine Peso

PLN - Polish Zloty

REIT - Real Estate Investment Trust.

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish New Lira

TWD - New Taiwan Dollar

USD - U.S. Dollar

ZAR - South African Rand

*	Non-Income producing securities.

144A- Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registratiion, normally to qualified institutional buyers. At August 31, 2011 the aggregate market value of this security amounted to $41,450 or 0.9% of net assets.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2011, net unrealized depreciation was $500,554 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $77,104 and aggregate gross unrealized depreciation of $577,658.

SCHEDULE OF INVESTMENTS

db-X MSCI Japan Currency-Hedged Equity Fund

August 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.8%
Basic Materials - 6.8%
Asahi Kasei Corp.	3,000	$20,022
Daido Steel Co. Ltd.	1,000	6,079
Denki Kagaku Kogyo KK	2,000	8,558
Hitachi Chemical Co. Ltd.	300	5,231
Hitachi Metals Ltd.	1,000	12,096
JFE Holdings, Inc.	1,000	23,243
JSR Corp.	600	10,893
Kobe Steel Ltd.	5,000	9,354
Mitsubishi Chemical Holdings Corp.	3,000	21,120
Mitsubishi Materials Corp.	4,000	11,810
Nippon Steel Corp.	11,000	33,168
Nitto Denko Corp.	400	15,671
OJI Paper Co. Ltd.	3,000	16,054
Shin-Etsu Chemical Co. Ltd.	900	45,654
Showa Denko KK	6,000	11,957
Sumitomo Chemical Co. Ltd.	3,000	12,616
Sumitomo Metal Industries Ltd.	7,000	14,753
Sumitomo Metal Mining Co. Ltd.	1,000	16,094
Taiyo Nippon Sanso Corp.	2,000	14,921
Ube Industries Ltd.	4,000	12,669

		321,963

Communications - 5.5%
Dena Co. Ltd.	213	11,109
Dentsu, Inc.	400	12,623
Gree, Inc.	200	6,488
Jupiter Telecommunications Co. Ltd.	5	5,578
KDDI Corp.	6	45,012
Nippon Telegraph & Telephone Corp.	1,000	46,821
NTT DoCoMo, Inc.	27	49,219
Rakuten, Inc.	16	18,076
Softbank Corp.	1,600	53,192
Yahoo Japan Corp.	32	10,378

		258,496

Consumer, Cyclical - 26.0%
ABC-Mart, Inc.	100	3,812
Aeon Co. Ltd.	1,300	16,373
Aisin Seiki Co. Ltd.	400	13,416
Asics Corp.	600	9,386
Bridgestone Corp.	1,400	31,234
Daiwa House Industry Co. Ltd.	1,000	12,425
Denso Corp.	1,100	35,167
FamilyMart Co. Ltd.	100	3,697
Fast Retailing Co. Ltd.	100	19,098
Fuji Heavy Industries Ltd.	2,000	12,547
Hino Motors Ltd.	1,000	5,809
Hitachi High-Technologies Corp.	300	5,714
Honda Motor Co. Ltd.	3,100	101,014
Isetan Mitsukoshi Holdings Ltd.	1,200	12,239
Isuzu Motors Ltd.	3,000	13,505
ITOCHU Corp.	3,300	35,619
JTEKT Corp.	800	9,882
Kuraray Co. Ltd.	1,000	14,420
Lawson, Inc.	200	10,905
Marubeni Corp.	4,000	25,364
Mazda Motor Corp.*	5,000	10,769
McDonald’s Holdings Co. Japan Ltd.	200	5,333
Mitsubishi Corp.	2,500	60,155
Mitsubishi Motors Corp.*	9,000	11,598
Mitsui & Co. Ltd.	3,200	54,904
NGK Spark Plug Co. Ltd.	1,000	12,992
Nintendo Co. Ltd.	200	35,261
Nissan Motor Co. Ltd.	4,400	40,460
Nitori Holdings Co. Ltd.	150	15,378
Oriental Land Co. Ltd	200	19,864
Panasonic Corp.	3,900	41,451
Sankyo Co. Ltd.	200	10,268
Sega Sammy Holdings, Inc.	500	11,619
Sekisui House Ltd.	2,000	18,061
Seven & I Holdings Co. Ltd.	1,600	42,471

Sharp Corp.	2,000	16,578
Shimamura Co. Ltd.	100	9,996
Shimano, Inc.	200	10,273
Sony Corp.	1,800	39,526
Stanley Electric Co. Ltd.	300	4,320
Sumitomo Corp.	2,400	31,456
Sumitomo Electric Industries Ltd.	1,600	21,402
Sumitomo Rubber Industries Ltd.	500	6,325
Suzuki Motor Corp.	700	14,431
Teijin Ltd.	3,000	11,568
Toho Co. Ltd.	300	5,180
Toray Industries, Inc.	3,000	22,810
Toyota Industries Corp.	400	11,383
Toyota Motor Corp.	5,600	201,742
Toyota Tsusho Corp.	700	11,716
Yamada Denki Co. Ltd.	180	13,237
Yamaha Motor Co. Ltd.*	600	9,031

		1,223,184

Consumer, Non-cyclical - 11.0%
Ajinomoto Co., Inc.	1,000	11,859
Asahi Group Holdings Ltd.	800	16,707
Astellas Pharma, Inc.	1,000	37,791
Chugai Pharmaceutical Co. Ltd.	700	12,278
Dai Nippon Printing Co. Ltd.	1,000	10,471
Daiichi Sankyo Co. Ltd.	1,500	29,999
Dainippon Sumitomo Pharma Co. Ltd.	600	6,123
Eisai Co. Ltd.	500	21,340
Japan Tobacco, Inc.	10	43,222
Kamigumi Co. Ltd.	1,000	9,055
Kao Corp.	1,000	26,566
Kirin Holdings Co. Ltd.	2,000	26,681
Mitsubishi Tanabe Pharma Corp.	600	10,135
Nippon Meat Packers, Inc.	1,000	12,481
Nisshin Seifun Group, Inc.	1,000	12,683
Nissin Foods Holdings Co. Ltd.	100	3,866
Ono Pharmaceutical Co. Ltd.	200	11,553
Otsuka Holdings Co. Ltd.	500	13,016
Santen Pharmaceutical Co. Ltd.	300	11,931
Secom Co. Ltd.	500	23,272
Shionogi & Co. Ltd.	700	11,306
Shiseido Co. Ltd.	800	15,321
Sysmex Corp.	300	11,331
Takeda Pharmaceutical Co. Ltd.	1,300	62,964
Terumo Corp.	400	21,115
Toppan Printing Co. Ltd.	2,000	14,949
Tsumura & Co.	200	6,198
Unicharm Corp.	300	14,254
Yakult Honsha Co. Ltd.	400	11,678

		520,145

Energy - 1.9%
Idemitsu Kosan Co. Ltd.	100	10,486
Inpex Corp.	5	34,087
Japan Petroleum Exploration Co.	100	4,161
JX Holdings, Inc.	4,900	31,197
TonenGeneral Sekiyu KK	1,000	11,474

		91,405

Financial - 16.2%
Aozora Bank Ltd.	5,000	12,534
Bank of Kyoto Ltd. (The)	2,000	18,048
Bank of Yokohama Ltd. (The)	3,000	15,078
Chiba Bank Ltd. (The)	2,000	13,069
Credit Saison Co. Ltd.	400	7,712
Dai-ichi Life Insurance Co. Ltd. (The)	20	23,307
Daito Trust Construction Co. Ltd.	200	18,544
Daiwa Securities Group, Inc.	4,000	16,093
Fukuoka Financial Group, Inc.	3,000	12,128
Hachijuni Bank Ltd. (The)	1,000	5,564
Japan Real Estate Investment Corp. REIT	2	20,175
Mitsubishi Estate Co. Ltd.	2,000	33,022
Mitsubishi UFJ Financial Group, Inc.	25,500	115,651
Mitsubishi UFJ Lease & Finance Co. Ltd.	100	4,053
Mitsui Fudosan Co. Ltd.	2,000	33,838
Mizuho Financial Group, Inc.	46,140	70,425
MS&AD Insurance Group Holdings	1,200	28,120
Nippon Building Fund, Inc., Class A REIT	1	10,752
NKSJ Holdings, Inc.	3,000	17,730

Nomura Holdings, Inc.	7,700	32,436
ORIX Corp.	230	20,888
Resona Holdings, Inc.	4,100	18,660
Shinsei Bank Ltd.	10,000	11,974
Shizuoka Bank Ltd. (The)	2,000	19,711
Sony Financial Holdings, Inc.	600	9,478
Sumitomo Mitsui Financial Group, Inc.	2,400	71,058
Sumitomo Mitsui Trust Holdings, Inc.	7,000	23,796
Sumitomo Realty & Development Co. Ltd.	1,000	21,225
T&D Holdings, Inc.	650	13,425
Tokio Marine Holdings, Inc.	1,600	43,674

		762,168

Industrial - 19.7%
Advantest Corp.	600	7,835
Asahi Glass Co. Ltd.	2,000	19,689
Brother Industries Ltd.	800	10,535
Central Japan Railway Co.	2	16,723
Daikin Industries Ltd.	500	15,802
East Japan Railway Co.	700	42,040
FANUC Corp.	300	49,936
FUJIFILM Holdings Corp.	1,000	24,294
GS Yuasa Corp.	2,000	11,673
Hamamatsu Photonics KK	200	8,168
Hirose Electric Co. Ltd.	100	9,403
Hitachi Ltd.	8,000	43,276
Hoya Corp.	900	19,869
Ibiden Co. Ltd.	400	9,806
JS Group Corp.	600	15,229
Kajima Corp.	4,000	12,717
Kawasaki Heavy Industries Ltd.	3,000	9,062
Kawasaki Kisen Kaisha Ltd.	1,000	2,583
Keikyu Corp.	2,000	17,221
Keio Corp.	2,000	12,932
Keyence Corp.	100	26,933
Komatsu Ltd.	1,700	45,344
Konica Minolta Holdings, Inc.	1,000	6,874
Kubota Corp.	3,000	24,811
Kurita Water Industries Ltd.	400	10,659
Kyocera Corp.	300	27,675
Makita Corp.	300	12,480
Mitsubishi Electric Corp.	4,000	40,021
Mitsubishi Heavy Industries Ltd.	7,000	29,755
Mitsui OSK Lines Ltd.	2,000	8,468
Murata Manufacturing Co. Ltd.	400	24,414
NEC Corp.*	6,000	12,320
NGK Insulators Ltd.	1,000	15,687
Nidec Corp.	200	17,512
Nikon Corp.	700	15,395
Nippon Electric Glass Co. Ltd.	1,000	10,184
Nippon Express Co. Ltd.	3,000	12,585
Nippon Yusen KK	3,000	9,118
NTN Corp.	2,000	10,043
Odakyu Electric Railway Co. Ltd.	2,000	17,863
Olympus Corp.	500	14,612
Omron Corp.	400	9,655
Rinnai Corp.	100	7,785
SMC Corp.	100	15,848
Sumitomo Heavy Industries Ltd.	2,000	12,113
THK Co. Ltd.	500	10,313
Tobu Railway Co. Ltd.	3,000	13,747
Tokyu Corp.	3,000	14,569
Toshiba Corp.	9,000	39,275
Toyo Seikan Kaisha Ltd.	400	6,441
Ushio, Inc.	300	4,957
West Japan Railway Co.	400	16,645
Yamato Holdings Co. Ltd.	900	15,714
Yaskawa Electric Corp.	1,000	9,138

		927,746

Technology - 4.8%
Canon, Inc.	2,100	99,096
Elpida Memory, Inc.*	800	5,621
Fujitsu Ltd.	4,000	20,316
Itochu Techno-Solutions Corp.	200	8,623
Konami Corp.	200	7,411
Nomura Research Institute Ltd.	300	6,793
NTT Data Corp.	4	12,912
Oracle Corp.	100	3,330

Ricoh Co. Ltd.	1,000	9,091
Rohm Co. Ltd.	200	10,310
Seiko Epson Corp.	300	4,200
Sumco Corp.*	300	3,589
TDK Corp.	300	13,251
Tokyo Electron Ltd.	400	19,261

		223,804

Utilities - 3.9%
Chubu Electric Power Co., Inc.	1,500	28,424
Chugoku Electric Power Co., Inc. (The)	800	13,391
Electric Power Development Co. Ltd.	500	14,061
Hokuriku Electric Power Co.	700	12,687
Kansai Electric Power Co., Inc. (The)	1,600	28,426
Kyushu Electric Power Co., Inc.	900	14,932
Osaka Gas Co. Ltd.	4,000	16,260
Shikoku Electric Power Co., Inc.	600	14,870
Tohoku Electric Power Co., Inc.	1,000	13,291
Tokyo Gas Co. Ltd.	6,000	27,609

		183,951

TOTAL COMMON STOCKS (Cost $4,601,321)		4,512,862

TOTAL INVESTMENTS - 95.8% (Cost $4,601,321) (a)		4,512,862
Other assets less liabilities - 4.2%		195,717

NET ASSETS - 100.0%		$4,708,579

The Fund had the following futures contracts open as of August 31, 2011:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation(1)
TOPIX Index Futures	2	$201,384	9/8/2011	($10,471)

				($10,471)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of August 31, 2011.

As of August 31, 2011, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date		Currency To Deliver		Currency To Receive	Unrealized Appreciation (Depreciation)(2)

Bank of New York Mellon	10/5/2011	JPY	341,503,000	USD	4,466,959	5,676

						$5,676

(2)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2011.

JPY - Japanese Yen

REIT - Real Estate Investment Trust.

USD – U.S. Dollar

* Non-Income producing securities.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2011, net unrealized depreciation was $88,459 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $144,549 and aggregate gross unrealized depreciation of $233,008.

Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments. During the three-month period ended August 31, 2011, there were no significant transfers between investment levels, unless otherwise noted.

	Investment in Securities			Fair Value at
	Level 1	Level 2	Level 3	8/31/2011
db-X MSCI Brazil Currency-Hedged Equity Fund
Investments in Securities
Foreign Common Stocks
Brazil	$2,055,513	$-	$-	$2,055,513
Foreign Preferred Stocks
Brazil	2,346,238	-	-	2,346,238
Other Financial Instruments*
Forward Foreign Currency Contracts	-	9,447	-	9,447

Total Investments	$4,401,751	$9,447	$-	$4,411,198

	Investment in Securities			Fair Value at
	Level 1	Level 2	Level 3	8/31/2011
db-X MSCI Canada Currency-Hedged Equity Fund
Investments in Securities
Common Stocks	$15,155	$-	$-	$15,155
Foreign Common Stocks
Canada	4,641,144	-	-	4,641,144
Other Financial Instruments*
Forward Foreign Currency Contracts	-	7,051	-	7,051
Futures Contracts	(4,020)	-	-	(4,020)

Total Investments	$4,652,279	$7,051	$-	$4,659,330

	Investment in Securities			Fair Value at
	Level 1	Level 2	Level 3	8/31/2011
db-X MSCI EAFE Currency-Hedged Equity Fund
Investments in Securities
Foreign Common Stocks
Japan	$-	$885,428	$-	$885,428
United Kingdom	2,216	700,899	-	703,115
Switzerland	11,284	410,668	-	421,952
France	14,883	401,439	-	416,322
Germany	7,420	381,497	-	388,917
Australia	-	325,113	-	325,113
Netherlands	10,129	189,988	-	200,117
Singapore	-	165,697	-	165,697
Spain	1,047	142,857	-	143,904
Hong Kong	-	141,653	-	141,653
Sweden	-	101,080	-	101,080
Italy	-	93,644	-	93,644
Denmark	-	43,834	-	43,834
Finland	-	36,870	-	36,870
Ireland	-	36,328	-	36,328
Belgium	-	35,616	-	35,616
Norway	-	30,711	-	30,711
Austria	10,925	16,487	-	27,412
Israel	-	15,205	-	15,205
Luxembourg	-	7,941	-	7,941
Macau	-	5,717	-	5,717
Greece	2,053	2,944	-	4,997
Portugal	-	3,855	-	3,855
Mexico	-	3,408	-	3,408
New Zealand	-	2,305	-	2,305
Mauritius	-	1,229	-	1,229
Other Financial Instruments*
Forward Foreign Currency Contracts	-	8,119	-	8,119
Futures Contracts	(24,720)	-	-	(24,720)

Total Investments	$35,237	$4,190,532	$-	$4,225,769

	Investment in Securities			Fair Value at
	Level 1	Level 2	Level 3	8/31/2011
db-X MSCI Emerging Markets Currency-Hedged Equity Fund
Investments in Securities
Common Stocks	$13,508	$-	$-	$13,508
Foreign Common Stocks
Brazil	294,209	-	-	294,209
South Korea	2,906	582,586	-	585,492
China	-	595,859	-	595,859
Taiwan	337,514	109,395	-	446,909
South Africa	359,821	-	-	359,821
India	180,844	112,090	-	292,934
Russia	91,258	200,376	-	291,634
Mexico	180,946	-	-	180,946
Hong Kong	-	165,839	-	165,839
Indonesia	-	152,894	-	152,894
Malaysia	-	118,526	-	118,526
Thailand	-	84,289	-	84,289
Chile	76,954	-	-	76,954
Poland	-	72,047	-	72,047
Turkey	4,583	52,559	-	57,142
Colombia	36,635	-	-	36,635
Philippines	-	30,476	-	30,476
Peru	14,049	-	-	14,049
Hungary	-	13,831	-	13,831
Czech Republic	2,554	9,386	-	11,940
Egypt	-	8,967	-	8,967
Ukraine	-	2,277	-	2,277
Foreign Preferred Stocks
Brazil	331,342	-	-	331,342
South Korea	-	12,856	-	12,856
Other Financial Instruments*
Forward Foreign Currency Contracts	-	3,404	-	3,404
Futures Contracts	(19,205)	-	-	(19,205)

Total Investments	$1,907,918	$2,327,657	$-	$4,235,575

	Investment in Securities			Fair Value at
	Level 1	Level 2	Level 3	8/31/2011
db-X MSCI Japan Currency-Hedged Equity Fund
Investments in Securities
Foreign Common Stocks
Japan	$-	$4,512,862	$-	$4,512,862
Other Financial Instruments*
Forward Foreign Currency Contracts	-	5,676	-	5,676
Futures Contracts	(10,471)	-	-	(10,471)

Total Investments	$(10,471)	$4,518,538	$-	$4,508,067

*Other financial instruments are derivative instruments, such as futures and forward foreign currency contracts, which are valued at unrealized appreciation/depreciation on the instrument.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust.

By:	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date:	October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date:	October 27, 2011

By:	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date:	October 27, 2011